SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Deferred tax assets, gross	$ 17,564	$ 3,827
Less: valuation allowance	(17,564)	(3,827)
Deferred tax assets
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
-Malaysia	17,564	3,786
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
-Malaysia		$ 41